FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of income (loss) from change in foreign currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ (1,968)	$ 490	$ (2,500)
10% increase in exchange rate | NIS | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(2,168)	1,408	(2,777)
10% increase in exchange rate | EUR | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	1,288	788	126
10% increase in exchange rate | GPB | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	713	824	167
10% increase in exchange rate | AUD | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	201	184	89
10% decrease in exchange rate | NIS | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	2,168	(1,408)	2,777
10% decrease in exchange rate | EUR | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(1,288)	(788)	(126)
10% decrease in exchange rate | GPB | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(713)	(824)	(167)
10% decrease in exchange rate | AUD | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ (201)	$ (184)	$ (89)